Cover	Sep. 22, 2026
Cover [Abstract]
Entity Registrant Name	Cognex Corporation
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
Entity Address, Address Line One	One Vision Drive
Entity Address, City or Town	Natick
City Area Code	508
Local Phone Number	650-3000
Entity Incorporation, State or Country Code	MA
Entity File Number	001-34218
Entity Tax Identification Number	04-2713778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.002 per share
Trading Symbol	CGNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false